General Administrative And Other Net Operating Incomes Expenses Details of other operating expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating expenses [Abstract]
Losses on transaction of foreign exchange		₩ 2,886,535	₩ 4,706,055	₩ 3,429,638
KDIC deposit insurance fees		304,055	298,804	266,031
Contribution to miscellaneous funds		286,000	295,601	343,703
Losses on disposal of loans and receivables		9,221	4,265	43,266
Losses related to derivatives		109,569	98,981	20,982
Losses on fair value hedged items			475	56,532
Others	[1]	172,331	171,120	232,210
Total		3,767,711	5,575,301	4,392,362
Expenses for payment to other creditor financial institutions		₩ 5,237	₩ 109,063	₩ 154,897

[1]	Others include such expenses amounting to 154,897 million Won, 109,063 million Won and 5,237 million Won for the year ended December 31, 2015, 2016 and 2017, respectively, that the Group recognized for it is to carry out a payment to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, other expense for the year ended December 31, 2017 includes 48,292 million Won of intangible asset amortization expense.